DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / $ £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $	Dec. 31, 2020 USD ($) € / $ $ / $ R$ / $ ¥ / $ kr / $ £ / $ $ / $
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 7,888	$ 7,528
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	3,504	3,096
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 476	$ 305
Average exchange rate | $ / $	1.37	1.48
Foreign exchange contracts | Brazilian real
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1	$ 0
Average exchange rate | R$ / $	5.02	0
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 699	$ 985
Average exchange rate | £ / $	0.75	0.74
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 99	$ 33
Average exchange rate | $ / $	1.26	1.27
Foreign exchange contracts | European Union euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 742	$ 122
Average exchange rate | € / $	0.87	0.81
Foreign exchange contracts | Japanese yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 10	$ 4
Average exchange rate | ¥ / $	113.76	103.28
Foreign exchange contracts | Swedish krona
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,475	$ 1,647
Average exchange rate | kr / $	9.08	8.58
Foreign exchange contracts | Other
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2	$ 0